American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2025

Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 4.2%
ALS Ltd.	41,052	601,036
Aristocrat Leisure Ltd.	10,496	401,163
BHP Group Ltd.	19,289	527,804
Brambles Ltd.	245,319	3,866,079
Cochlear Ltd.(1)	2,531	462,554
Evolution Mining Ltd.	97,465	758,889
Fortescue Ltd.	224,238	3,151,570
HUB24 Ltd.	7,597	516,471
JB Hi-Fi Ltd.	6,598	424,672
Netwealth Group Ltd.	23,941	448,500
Pro Medicus Ltd.(1)	5,876	1,027,485
REA Group Ltd.(1)	13,132	1,686,587
SEEK Ltd.	27,491	441,009
Sonic Healthcare Ltd.(1)	104,851	1,603,063
South32 Ltd.	284,323	602,465
Technology One Ltd.	28,161	556,184
Xero Ltd.(2)	9,157	734,816
		17,810,347
Austria — 1.5%
ANDRITZ AG	7,344	530,868
BAWAG Group AG(2)	3,862	517,160
Erste Group Bank AG	15,079	1,648,218
OMV AG	47,554	2,631,219
Raiffeisen Bank International AG	19,916	809,316
		6,136,781
Belgium — 1.4%
Argenx SE(2)	3,276	2,986,384
D'ieteren Group	6,523	1,136,103
KBC Group NV	4,235	521,338
UCB SA	3,913	1,093,737
		5,737,562
Canada — 9.8%
Agnico Eagle Mines Ltd.	17,565	3,063,863
Alamos Gold, Inc., Class A	19,511	731,663
ARC Resources Ltd.	44,595	798,112
Aritzia, Inc.(2)	8,337	659,228
AtkinsRealis Group, Inc.	7,258	450,454
Barrick Mining Corp.	43,686	1,805,979
BCE, Inc.(1)	32,425	763,842
Brookfield Asset Management Ltd., Class A(1)	32,483	1,713,153
Cameco Corp.(2)	8,074	714,630
Canadian Tire Corp. Ltd., Class A(1)	16,637	2,024,132
Celestica, Inc.(2)	4,867	1,676,243
CGI, Inc.	5,209	463,962
Constellation Software, Inc.	151	365,466
Definity Financial Corp.	9,656	498,537
Dollarama, Inc.	16,871	2,413,937
Empire Co. Ltd., Class A	13,030	479,726
George Weston Ltd.	11,042	757,204

Gildan Activewear, Inc.(1)	10,252	572,267
IGM Financial, Inc.	86,399	3,527,184
Imperial Oil Ltd.(1)	24,070	2,406,225
Keyera Corp.	15,491	500,496
Kinross Gold Corp.	56,804	1,596,760
Loblaw Cos. Ltd.	12,221	542,203
Lundin Gold, Inc.	9,889	833,395
Magna International, Inc.	52,740	2,575,822
Manulife Financial Corp.	16,441	582,015
Nutrien Ltd.	8,791	511,372
Onex Corp.	5,912	470,862
Pan American Silver Corp.	17,399	794,612
Pembina Pipeline Corp.	13,392	519,120
Saputo, Inc.	20,205	572,700
Shopify, Inc., Class A(2)	16,054	2,546,807
Stantec, Inc.	19,206	1,847,003
Suncor Energy, Inc.(1)	12,075	542,984
Wheaton Precious Metals Corp.	6,163	678,238
WSP Global, Inc.	2,451	428,743
		41,428,939
Denmark — 2.1%
AP Moller - Maersk AS, B Shares	1,100	2,201,149
Carlsberg AS, B Shares	4,136	514,325
Danske Bank AS	12,424	570,660
Genmab AS(2)	4,464	1,434,213
ISS AS	34,210	1,131,050
Jyske Bank AS	5,060	626,446
Novo Nordisk AS, Class B	9,088	450,064
Pandora AS	7,802	933,630
Vestas Wind Systems AS	50,265	1,194,899
		9,056,436
Finland — 1.6%
Fortum OYJ	29,237	600,931
Konecranes OYJ	12,196	1,251,701
Nokia OYJ	117,535	715,802
Nordea Bank Abp	33,160	586,787
Orion OYJ, Class B	13,545	969,694
Sampo OYJ, A Shares	43,515	511,817
UPM-Kymmene OYJ	17,773	485,212
Valmet OYJ(1)	15,422	504,374
Wartsila OYJ Abp	38,418	1,246,999
		6,873,317
France — 9.0%
Airbus SE	2,383	560,463
ArcelorMittal SA	30,497	1,321,699
AXA SA	10,867	490,947
BNP Paribas SA	53,438	4,567,813
Bouygues SA	52,496	2,623,092
Dassault Aviation SA	1,580	496,982
Eiffage SA	15,247	2,106,796
Elis SA	21,233	604,071
Engie SA	189,925	4,832,883
EssilorLuxottica SA	2,686	963,400
Eurofins Scientific SE	7,081	482,312
FDJ UNITED	15,713	442,806

Gaztransport Et Technigaz SA	2,811	561,925
Hermes International SCA	2,136	5,212,574
LVMH Moet Hennessy Louis Vuitton SE	5,262	3,889,268
Nexans SA	4,128	598,784
Orange SA	38,453	633,861
Publicis Groupe SA	5,485	535,344
Rexel SA	15,622	595,369
Safran SA	2,181	733,169
Sanofi SA	23,363	2,330,165
SCOR SE	16,027	516,589
Societe Generale SA	8,094	563,589
Sodexo SA(1)	8,429	445,813
SPIE SA	9,296	504,607
Technip Energies NV	12,106	472,820
Vinci SA	4,814	683,163
		37,770,304
Germany — 7.7%
adidas AG	2,565	477,753
BASF SE	9,533	497,159
Bayer AG	68,957	2,439,608
Brenntag SE	9,616	551,248
Commerzbank AG	34,449	1,351,721
Continental AG	5,765	429,153
Deutsche Bank AG	14,209	503,792
Deutsche Post AG	11,153	580,450
Fresenius Medical Care AG	41,684	1,992,426
Fresenius SE & Co. KGaA	15,337	842,510
Heidelberg Materials AG	9,761	2,506,427
Henkel AG & Co. KGaA	55,934	4,198,960
HOCHTIEF AG	7,764	2,748,399
IONOS Group SE(2)	11,185	361,826
KION Group AG	15,379	1,152,629
Mercedes-Benz Group AG	72,013	4,863,030
Merck KGaA	3,993	538,194
Nemetschek SE	4,575	511,287
Qiagen NV(1)	10,750	513,312
RENK Group AG	6,835	400,698
Scout24 SE	15,954	1,631,806
Siemens Energy AG(2)	15,214	2,037,188
United Internet AG	15,839	475,510
Zalando SE(2)	35,927	967,805
		32,572,891
Hong Kong — 0.2%
PRADA SpA	171,400	1,017,712
Ireland — 1.1%
AIB Group PLC	62,307	641,102
Bank of Ireland Group PLC	143,976	2,666,691
Ryanair Holdings PLC, ADR	17,617	1,200,775
		4,508,568
Israel — 1.7%
CyberArk Software Ltd.(2)	2,309	1,058,884
Elbit Systems Ltd.	2,744	1,287,377
Global-e Online Ltd.(2)	14,939	603,834
ICL Group Ltd.	150,671	835,130
Israel Discount Bank Ltd., A Shares	50,881	532,849

Mizrahi Tefahot Bank Ltd.	7,604	532,663
Monday.com Ltd.(2)	2,590	372,597
Nice Ltd.(2)	3,549	371,393
Nova Ltd.(2)	2,115	661,657
Teva Pharmaceutical Industries Ltd.(2)	28,052	736,562
Wix.com Ltd.(2)	3,543	339,101
		7,332,047
Italy — 4.7%
A2A SpA	212,697	582,565
Banca Mediolanum SpA(1)	28,586	612,537
Banca Monte dei Paschi di Siena SpA	119,648	1,131,964
Banco BPM SpA	179,408	2,585,824
BPER Banca SpA	77,175	930,016
Enel SpA	58,986	609,563
Ferrari NV	8,659	3,401,451
Fincantieri SpA(2)	20,958	415,422
Hera SpA	117,695	563,453
Intesa Sanpaolo SpA	106,919	693,582
Italgas SpA	56,267	635,245
Lottomatica Group SpA	18,377	469,445
Prysmian SpA	15,930	1,598,759
Reply SpA	3,513	467,813
Saipem SpA(1)	334,633	912,153
Tenaris SA	27,870	560,683
UniCredit SpA	37,065	2,759,218
Unipol Assicurazioni SpA	33,958	779,895
		19,709,588
Japan — 19.1%
Advantest Corp.	18,000	2,395,090
AGC, Inc.	16,000	553,644
Aisin Corp.	59,800	1,064,957
Ajinomoto Co., Inc.	21,600	501,193
Asahi Group Holdings Ltd.	40,000	463,970
Asahi Kasei Corp.	134,100	1,120,051
Asics Corp.	41,800	1,001,227
Astellas Pharma, Inc.	45,900	577,165
BayCurrent, Inc.	9,900	433,445
Bridgestone Corp.(1)	59,500	2,791,909
Canon, Inc.(1)	33,700	991,521
Capcom Co. Ltd.	39,700	970,690
Chugai Pharmaceutical Co. Ltd.(1)	34,600	1,852,695
CyberAgent, Inc.(1)	44,600	399,450
Dai Nippon Printing Co. Ltd.	32,100	542,896
Daifuku Co. Ltd.	18,400	582,016
Daikin Industries Ltd.	4,000	519,449
Daito Trust Construction Co. Ltd.	141,600	2,708,758
Daiwa Securities Group, Inc.	69,900	579,882
Denso Corp.	263,300	3,466,884
Dentsu Group, Inc.	25,400	577,110
Disco Corp.	3,700	1,031,823
Ebara Corp.	27,100	710,809
Fast Retailing Co. Ltd.	1,600	584,566
Food & Life Cos. Ltd.	8,600	387,112
Fujikura Ltd.	5,700	659,651
Fujitsu Ltd.	20,800	551,849

Hitachi Construction Machinery Co. Ltd.	34,000	990,034
Hitachi Ltd.	18,100	576,411
Hoya Corp.	4,000	600,877
Isetan Mitsukoshi Holdings Ltd.	31,100	485,286
Japan Airlines Co. Ltd.	23,700	442,018
Japan Post Insurance Co. Ltd.	17,900	497,907
Japan Tobacco, Inc.	15,800	594,324
Kirin Holdings Co. Ltd.	34,800	546,571
Komatsu Ltd.	37,700	1,238,421
Konami Group Corp.	7,500	1,146,242
Kyocera Corp.	235,900	3,229,242
M3, Inc.(1)	33,500	552,805
Makita Corp.	14,800	430,317
Marubeni Corp.	22,000	580,712
MEIJI Holdings Co. Ltd.	24,300	524,066
Minebea Mitsumi, Inc.	29,200	592,825
Mitsubishi Chemical Group Corp.	88,900	502,173
Mitsubishi Corp.	23,300	551,654
Mitsubishi Heavy Industries Ltd.	63,800	1,616,003
MonotaRO Co. Ltd.(1)	28,800	421,995
MS&AD Insurance Group Holdings, Inc.	21,500	477,038
Murata Manufacturing Co. Ltd.	32,100	660,807
NEC Corp.	41,000	1,549,087
Nexon Co. Ltd.	21,800	530,948
NIPPON EXPRESS HOLDINGS, Inc.	23,000	487,832
Niterra Co. Ltd.	31,000	1,340,519
Nitto Denko Corp.	25,700	635,956
Ono Pharmaceutical Co. Ltd.	44,800	630,910
ORIX Corp.	22,300	609,564
Osaka Gas Co. Ltd.	17,700	621,201
Otsuka Corp.	24,500	484,508
Otsuka Holdings Co. Ltd.	18,900	1,070,408
Pan Pacific International Holdings Corp.	81,700	495,165
Recruit Holdings Co. Ltd.	44,800	2,291,352
Ryohin Keikaku Co. Ltd.	45,700	906,396
Sanrio Co. Ltd.	11,300	404,837
SBI Holdings, Inc.	69,000	1,454,993
SCREEN Holdings Co. Ltd.(1)	20,300	1,674,260
SCSK Corp.(1)	15,800	575,942
Shimamura Co. Ltd.	13,500	967,541
Shimizu Corp.	41,800	741,779
Shionogi & Co. Ltd.	29,100	499,098
Sony Group Corp.	147,700	4,334,048
Subaru Corp.	25,600	571,753
Sumitomo Electric Industries Ltd.	26,100	1,028,458
Suntory Beverage & Food Ltd.(1)	100,000	3,164,195
Suzuki Motor Corp.	48,000	750,640
TDK Corp.	167,900	2,755,924
Terumo Corp.	27,500	428,858
TIS, Inc.	15,100	499,002
Tokyo Century Corp.	44,700	565,682
Tokyo Electron Ltd.	3,500	715,531
Tosoh Corp.	31,800	479,816
Toyota Tsusho Corp.	18,700	606,116
Trend Micro, Inc.(1)	18,700	933,931

Yokogawa Electric Corp.	17,100	546,931
		80,630,721
Netherlands — 5.2%
Adyen NV(2)	723	1,130,020
Aegon Ltd.(1)	64,327	520,213
ASM International NV	1,683	930,999
ASML Holding NV	1,899	2,008,482
ASR Nederland NV	14,424	973,881
BE Semiconductor Industries NV(1)	3,903	591,187
CVC Capital Partners PLC(1)	45,250	747,328
Heineken Holding NV(1)	7,141	510,578
ING Groep NV	130,675	3,388,268
Koninklijke Ahold Delhaize NV	94,396	3,907,844
NN Group NV	49,654	3,603,359
Prosus NV(2)	48,387	3,050,508
Randstad NV(1)	11,315	440,335
		21,803,002
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	89,211	1,911,500
Norway — 2.0%
Equinor ASA	183,412	4,217,707
Gjensidige Forsikring ASA	18,681	522,329
Kongsberg Gruppen ASA	33,287	788,667
Norsk Hydro ASA	246,548	1,767,133
Subsea 7 SA	23,934	461,653
Yara International ASA	13,914	508,224
		8,265,713
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	881,004	840,036
Singapore — 1.9%
Genting Singapore Ltd.	4,358,000	2,559,118
Grab Holdings Ltd., Class A(2)	100,175	545,954
Singapore Airlines Ltd.	98,700	494,725
Singapore Exchange Ltd.	162,600	2,120,247
Singapore Technologies Engineering Ltd.	329,400	2,114,327
		7,834,371
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	16,024	1,483,084
Aena SME SA	105,959	2,885,783
Banco Bilbao Vizcaya Argentaria SA	281,415	6,082,400
Banco de Sabadell SA	156,653	569,457
Banco Santander SA	52,292	560,931
CaixaBank SA	77,029	860,136
Industria de Diseno Textil SA	10,247	574,911
International Consolidated Airlines Group SA(1)	98,057	514,715
Mapfre SA(1)	267,392	1,238,260
Telefonica SA(1)	96,811	419,785
Unicaja Banco SA	215,906	634,108
		15,823,570
Sweden — 2.3%
AddTech AB, B Shares	16,145	555,606
Axfood AB(1)	33,270	951,600
Evolution AB	5,844	400,243
Getinge AB, B Shares	23,126	527,258
H & M Hennes & Mauritz AB, B Shares(1)	34,510	627,016

Nibe Industrier AB, B Shares(1)	121,807	450,887
Saab AB, Class B	21,531	1,085,871
Sandvik AB	19,776	598,015
Securitas AB, B Shares(1)	84,478	1,288,779
Skanska AB, B Shares	20,408	524,131
SKF AB, B Shares	23,040	604,286
Tele2 AB, B Shares	31,619	503,771
Telefonaktiebolaget LM Ericsson, B Shares	126,431	1,220,004
Volvo AB, B Shares	16,472	494,087
		9,831,554
Switzerland — 5.5%
ABB Ltd.	8,331	599,530
Accelleron Industries AG	12,285	970,669
Adecco Group AG	32,828	917,685
Belimo Holding AG	997	978,101
Galderma Group AG	13,175	2,630,267
Logitech International SA	6,757	762,445
Novartis AG	27,174	3,545,121
On Holding AG, Class A(2)	13,217	581,416
Partners Group Holding AG	810	961,492
Roche Holding AG	16,122	6,176,390
Sandoz Group AG	35,043	2,478,785
Straumann Holding AG	6,775	774,382
Swatch Group AG, Bearer Shares(1)	2,814	569,221
Swiss Re AG	2,790	492,359
VAT Group AG(1)	1,526	673,464
		23,111,327
United Kingdom — 12.6%
3i Group PLC	53,712	2,245,967
Admiral Group PLC	43,038	1,805,599
Associated British Foods PLC	18,151	513,573
AstraZeneca PLC	22,488	4,169,476
Barclays PLC	624,148	3,540,672
Beazley PLC	47,821	504,424
British American Tobacco PLC	18,531	1,088,051
BT Group PLC	173,061	415,014
Centrica PLC	252,975	574,559
Coca-Cola HBC AG(2)	25,477	1,278,159
DCC PLC(1)	7,965	527,040
Diploma PLC	7,621	552,008
easyJet PLC	76,527	505,705
Endeavour Mining PLC	30,503	1,400,678
Evraz PLC(2)(3)	199,959	26
Games Workshop Group PLC	2,393	615,342
GSK PLC	25,795	613,819
Halma PLC	11,245	530,657
Hikma Pharmaceuticals PLC	20,990	432,024
Howden Joinery Group PLC	44,764	498,727
HSBC Holdings PLC	446,000	6,295,530
Imperial Brands PLC	12,862	546,387
InterContinental Hotels Group PLC	17,123	2,273,207
Investec PLC	69,059	495,572
J Sainsbury PLC	125,142	533,735
JD Sports Fashion PLC	390,207	399,617
Kingfisher PLC	266,689	1,079,973

Lloyds Banking Group PLC	728,327	923,694
M&G PLC	141,333	509,244
NatWest Group PLC	399,526	3,334,637
Next PLC	3,418	639,264
Prudential PLC	41,451	600,593
Rightmove PLC	49,749	361,407
Rio Tinto PLC	62,811	4,509,976
Rolls-Royce Holdings PLC	81,639	1,152,274
Smith & Nephew PLC	27,091	450,150
Smiths Group PLC	65,175	2,109,907
Tesco PLC	90,750	541,201
TUI AG(2)	49,430	471,881
Vodafone Group PLC	2,930,402	3,649,347
WPP PLC	95,849	385,418
		53,074,534
United States — 1.4%
Autoliv, Inc.	11,860	1,399,361
CRH PLC	5,184	621,873
Flex Ltd.(2)	23,353	1,380,396
Flutter Entertainment PLC(2)	1,627	339,734
Janus Henderson Group PLC	12,426	543,140
NXP Semiconductors NV	2,128	414,832
Sportradar Group AG, Class A(2)	17,779	391,138
TechnipFMC PLC	18,241	825,588
		5,916,062
TOTAL COMMON STOCKS (Cost $345,588,878)		418,996,882
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,474,615	1,474,615
State Street Navigator Securities Lending Government Money Market Portfolio(4)	11,601,552	11,601,552
TOTAL SHORT-TERM INVESTMENTS (Cost $13,076,168)		13,076,167
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $358,665,046)		432,073,056
OTHER ASSETS AND LIABILITIES — (2.4)%		(10,292,857)
TOTAL NET ASSETS — 100.0%		$421,780,199

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.3%
Industrials	18.2%
Consumer Discretionary	16.6%
Health Care	12.0%
Information Technology	8.9%
Materials	7.7%
Consumer Staples	5.4%
Energy	3.8%
Communication Services	3.7%
Utilities	2.1%
Real Estate	0.6%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,313,568. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,402,506, which includes securities collateral of $10,800,954.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$18,981,409	$22,447,530	—
Germany	513,312	32,059,579	—
Ireland	1,200,775	3,307,793	—
Israel	3,036,073	4,295,974	—
Singapore	545,954	7,288,417	—
Switzerland	581,416	22,529,911	—
United States	5,916,062	—	—
Other Countries	—	296,292,677	—
Warrants	—	7	—
Short-Term Investments	13,076,167	—	—
	$43,851,168	$388,221,888	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.